Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2010	2011	2012
Dividend yield	0.59%-0.69%	0.55%	0.65%-0.70%
Expected volatility	44.68%-49.86%	30.00%	29.35%
Risk-free interest rate	7.32%-7.71%	7.53%-7.62%	8.04%-8.22%
Expected lives	1-4 years	1-4.3 years	1-5.2 years

Schedule of Share-based Compensation, Stock Options, Activity

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted Years ending March 31,
	2010	2011	2012
Options available to be granted, beginning of period*	57,124,500	22,812,500	91,642,000
Equity shares allocated for grant under the plan	0	100,000,000	0
Options granted	(36,341,250)	(32,967,500)	(35,603,250)
Forfeited/lapsed*	2,029,250	1,797,000	1,077,250

Options available to be granted, end of period	22,812,500	91,642,000	57,116,000

*	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/lapse are not available for re-issue.

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2010			2011			2012
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price
Options outstanding, beginning of period	90,977,575	Rs.	195.51	92,347,270	Rs.	241.54	85,924,615	Rs.	325.27
Granted	36,341,250		302.41	32,967,500		440.16	35,603,250		468.67
Exercised	(30,794,715)		180.54	(37,412,060)		221.36	(20,559,850)		257.91
Forfeited	(1,748,025)		254.94	(1,492,250)		328.39	(879,000)		439.76
Lapsed	(2,428,815)		191.97	(485,845)		198.05	(216,275)		199.60

Options outstanding, end of period	92,347,270	Rs.	241.54	85,924,615	Rs.	325.27	99,872,740	Rs.	389.52

Options exercisable, end of period	53,639,770	Rs.	202.11	53,132,115	Rs.	254.36	56,415,090	Rs.	332.53

Weighted average fair value of options granted during the year		Rs.	117.24		Rs.	140.74		Rs.	163.43

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

The following summarizes information about stock options outstanding as of March 31, 2012:

		As of March 31, 2012
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life Years	Weighted Average Exercise Price
Plan B	Rs. 71.72 to Rs. 219.74 (or US$ 1.41 to US$ 4.32)	1,950,300	1.16	Rs.	207.68
Plan C	Rs. 126.12 to Rs. 219.74 (or US$ 2.48 to US$ 4.32)	3,421,500	0.93		191.41
Plan D	Rs. 219.74 to Rs. 340.96 (or US$ 4.32 to US$ 6.70)	26,489,250	2.12		276.03
Plan E	Rs. 440.16 to Rs. 508.23 (or US$ 8.65 to US$ 9.99)	66,270,250	4.55		455.47
Key ESOP	Rs. 23.20 (or US$ 0.46)	33,595	1.04		23.20
General ESOP	Rs. 88.45 to Rs. 251.72 (or US$ 1.74 to US$ 4.95)	1,707,845	1.88	Rs.	202.65